Rule 497(e)
                                                     Registration No. 13-3782942

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

Connecticut Daily Tax Free Income Fund, Inc. (Class A & B shares)  New Jersey Daily Municipal Income Fund, Inc. (Class A & B shares)
Daily Tax Free Income Fund, Inc. (Class A & B shares)              New York Daily Tax Free Income Fund, Inc. (Class A & B shares)
Florida Daily Municipal Income Fund (Class A & B shares)           North Carolina Daily Municipal Income Fund, Inc. (Class A & B
                                                                                                                             shares)
Georgia Daily Municipal Income Fund, Inc. (Class A & B shares)     Pax World Money Market Fund, Inc. (Institutional and
                                                                                                               Broker Service Class)
Institutional Daily Income Fund (Class A & B shares)               Short Term Income Fund, Inc. (Class A & B shares)

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  (collectively the "Funds" and individually the "Fund")

                                            600 Fifth Avenue, New York, NY 10020
                                           (212) 830-5220

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                          SUPPLEMENT DATED MAY 8, 2001
                    TO THE CURRENTLY EFFECTIVE PROSPECTUS OF
                         EACH OF THE FUNDS LISTED ABOVE

Effective April 30, 2001, the Bank Wire instructions under "Shareholder Information" section are amended as follows:


Bank Wire
---------

    To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

    Bank of New York
    ABA #021000018
    Reich & Tang Funds
    DDA #8900403527
    For (Fund Name)
    Account of (Investor's Name)
    Account #
              ----------------------------
    SS #/Tax I.D.#
                   -----------------------

    The investor should then promptly complete and mail the subscription order form.

    An investor planning to wire the Fund should instruct his bank so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.


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